Income Taxes (Breakdown of Provision for Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current expense:
Federal	$ 959	$ 585	$ 706
State	97	99	81
Total current expense	1,056	684	787
Deferred expense:
Federal	(14)	99	122
State	16	11	12
Total deferred expense	2	110	134
Provision for income taxes	$ 1,058	$ 794	$ 921